Trade Payables (Tables)	12 Months Ended
Mar. 31, 2023
Trade Payables [Abstract]
Schedule of Trade Payables	Trade payables consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Trade payables due to related parties	2,716,238
Trade payables – Others	$4,038,790	$571,773
Employee related payables	47,752	369,389
	$6,802,780	$941,162